JPMorgan Short-Intermediate Municipal Bond Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
BLOOMBERG US 1-5 YEAR BLEND (1-6) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.35%	1.31%	1.74%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.57%	0.12%	0.99%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	2.31%	0.07%	0.81%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.33%	1.02%	1.67%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.32%	1.02%	1.65%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.83%	1.30%	1.74%